Fees Summary	May 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 24,611,526.91
Previously Paid Amount	0.00
Total Fee Amount	3,398.86
Total Offset Amount	0.00
Net Fee	$ 3,398.86